UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 640 Plaza Drive
         Suite 160
         Highlands Ranch, CO  80129

13F File Number:  028-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

 /s/     Chad S. Christensen     Highlands Ranch, CO/USA     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $163,010 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1242    15200 SH       SOLE                    15200        0        0
ABBOTT LABS                    COM              002824100      641    11400 SH       SOLE                    11400        0        0
AVX CORP NEW                   COM              002444107     2488   194996 SH       SOLE                   194996        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     9869       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    26324   345003 SH       SOLE                   345003        0        0
CHUBB CORP                     COM              171232101      904    13064 SH       SOLE                    13064        0        0
CIGNA CORPORATION              COM              125509109      208     4959 SH       SOLE                     4959        0        0
CNA FINL CORP                  COM              126117100     1040    38880 SH       SOLE                    38880        0        0
COCA COLA CO                   COM              191216100     2505    35800 SH       SOLE                    35800        0        0
CONOCOPHILLIPS                 COM              20825C104      270     3700 SH       SOLE                     3700        0        0
COSTCO WHSL CORP NEW           COM              22160K105     1748    20977 SH       SOLE                    20977        0        0
EXXON MOBIL CORP               COM              30231G102    23810   280905 SH       SOLE                   280905        0        0
GANNETT INC                    COM              364730101      280    20911 SH       SOLE                    20911        0        0
GENERAL ELECTRIC CO            COM              369604103     4299   240006 SH       SOLE                   240006        0        0
INTEL CORP                     COM              458140100     7051   290753 SH       SOLE                   290753        0        0
JOHNSON & JOHNSON              COM              478160104     3550    54130 SH       SOLE                    54130        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     5123   449413 SH       SOLE                   449413        0        0
LEUCADIA NATL CORP             COM              527288104     4097   180150 SH       SOLE                   180150        0        0
MERCK & CO INC NEW             COM              58933Y105     5193   137754 SH       SOLE                   137754        0        0
MERCURY GENL CORP NEW          COM              589400100    18762   411270 SH       SOLE                   411270        0        0
MICROSOFT CORP                 COM              594918104     7330   282360 SH       SOLE                   282360        0        0
NEWMONT MINING CORP            COM              651639106     8333   138858 SH       SOLE                   138858        0        0
PAYCHEX INC                    COM              704326107     1509    50100 SH       SOLE                    50100        0        0
PEPSICO INC                    COM              713448108     3270    49280 SH       SOLE                    49280        0        0
PFIZER INC                     COM              717081103      885    40904 SH       SOLE                    40904        0        0
PHILIP MORRIS INTL INC         COM              718172109     1304    16621 SH       SOLE                    16621        0        0
PROCTER & GAMBLE CO            COM              742718109      514     7699 SH       SOLE                     7699        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      953    13036 SH       SOLE                    13036        0        0
SANOFI                         SPONSORED ADR    80105N105     3056    83640 SH       SOLE                    83640        0        0
STATOIL ASA                    SPONSORED ADR    85771P102     3195   124755 SH       SOLE                   124755        0        0
TARGET CORP                    COM              87612E106     1050    20500 SH       SOLE                    20500        0        0
TELLABS INC                    COM              879664100     1168   289055 SH       SOLE                   289055        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1420    24000 SH       SOLE                    24000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102     1861    59091 SH       SOLE                    59091        0        0
VICAL INC                      COM              925602104     1817   411921 SH       SOLE                   411921        0        0
WAL MART STORES INC            COM              931142103      896    15000 SH       SOLE                    15000        0        0
WASHINGTON FED INC             COM              938824109     3383   241805 SH       SOLE                   241805        0        0
WHITE MTNS INS GROUP LTD       COM              G9618E107     1662     3666 SH       SOLE                     3666        0        0